Significant accounting estimates and judgements	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Significant accounting estimates and judgements [Text Block]

5. Significant accounting estimates and judgements

 The preparation of financial statements in conformity with IFRS requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company also makes estimates and assumptions concerning the future. The determination of estimates requires the exercise of judgements based on various assumptions and other factors such as historical experience and current and expected economic conditions. Actual results could differ from those estimates.

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Significant accounting estimates and assumptions

Mineral reserves and resources - Royalties, streams and other assets

Royalty, stream and other interests comprise a large component of the Company's assets and as such, the mineral reserves and resources of the properties to which the interests relate have a significant effect on the Company's consolidated financial statements. These estimates are applied in determining the depletion of the Company's royalty, stream and other interests and assessing the recoverability of the carrying value of royalty, stream and other interests. For royalty, stream and other interests, the public disclosures of mineral reserves and resources that are released by the operators of the properties involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. These assumptions are, by their very nature, subject to interpretation and uncertainty. The estimates of mineral reserves and resources may change based on additional knowledge gained subsequent to the initial assessment, adjusted by the Company's internal geological specialists, as deemed necessary. Changes in the estimates of mineral reserves and resources may materially affect the recorded amounts of depletion and the assessed recoverability of the carrying value of royalty, stream and other interests.

Impairment of royalty, stream and other interests

The assessment of the fair values of royalty, stream and other interests requires the use of estimates and assumptions for recoverable production, long-term commodity prices, discount rates, mineral reserve/resource conversion, net asset value multiples, foreign exchange rates, future capital expansion plans and the associated production implications. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per ounce of mineral reserve/resource; (ii) cash-flow multiples; and (iii) market capitalization of comparable assets. Changes in any of the estimates used in determining the fair value of the royalty, stream and other interests could impact the impairment (or reversal of impairment) analysis.

Impairment of goodwill

The Company performs goodwill impairment tests on an annual basis as at December 31 of each year. In addition, the Company assesses for indicators of impairment at each reporting date and, if an indicator of impairment is identified, goodwill is tested for impairment at that time. For the purpose of impairment testing, goodwill is allocated to each CGU or group of CGUs expected to benefit from the synergies of the combination. When completing an impairment test, the Company calculates the estimated recoverable amount of CGU or group of CGUs, which requires management to make estimates and assumptions with respect to items such as future production levels, long-term commodity prices, foreign exchange rates, discount rates and exploration potential.

These estimates and assumptions are subject to risk and uncertainty. Therefore, there is a possibility that changes in circumstances will have an impact on these projections, which may impact the recoverable amount of the CGU or group of CGUs. Accordingly, it is possible that some or the entire carrying amount of the goodwill may be further impaired with the impact recognized in the consolidated statement of income or loss.

The Company performs an annual impairment test using the fair value less cost of disposal of the group of CGUs supporting the goodwill and using discounted cash flows with the most recent budgets and forecasts available, including information from external sources. The periods to be used for the projections are based on the expected production from the mines, the proven and probable mineral reserves and a portion of the resources. The discount rate to be used takes into consideration the different risk factors of the Company.

Significant judgements in applying the Company's accounting policies

Investee - control and significant influence

The assessment of whether the Company has control or significant influence over an investee requires the use of judgements when assessing factors that could give rise to control or significant influence. Factors which could lead to the conclusion of having control or significant influence over an investee include, but are not limited to, ownership percentage; representation on the board of directors; investment agreements between the investor and the investee; participation in the policy-making process; material transactions between the investor and the investee; interchange of managerial personnel; provision of essential technical information; and potential voting rights.

Changes in the judgements used in determining if the Company has control or significant influence over an investee would impact the accounting treatment of the investment in the investee.

Impairment of investments in associates

The Company follows the guidance of IAS 28 Investments in Associates and Joint Ventures to assess whether there are impairment indicators which may lead to the recognition of an impairment loss with respect to its net investment in an associate. This determination requires significant judgement in evaluating if a decline in fair value is significant or prolonged, which triggers a formal impairment test. In making this judgement, the Company's management evaluates, among other factors, the duration and extent to which the fair value of an investment is less than its carrying amount, the volatility of the investment and the financial health and business outlook for the investee, including factors such as the current and expected status of the investee's exploration projects and changes in financing cash flows.

Impairment of royalty, stream and other interests on exploration and evaluation properties

Assessment of impairment and reversal of impairment of royalty, stream and other interests on exploration and evaluation properties requires the use of judgement when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment or impairment reversal test on the Company's royalty, stream and other interests on exploration and evaluation properties. Factors which could trigger an impairment or impairment reversal review include, but are not limited to, an expiry of the right of the operator to explore in the specific area during the period or will expire in the near future, and is not expected to be renewed; substantive exploration and evaluation expenditures in a specific area not planned by the operator, taking into consideration such expenditures to be incurred by a farmee, is neither budgeted nor planned; exploration for and evaluation of mineral resources in a specific area have not led to the discovery of commercially viable quantities of mineral resources and the operator has decided to discontinue such activities in the specific area; sufficient data exists to indicate that, although a development in a specific area is likely to proceed, the carrying amount of the royalty, stream and other interests is unlikely to be recovered in full from successful development or by sale; significant negative industry or economic trends; interruptions in exploration and evaluation activities by the operator or its farmee; and a significant change in current or forecast commodity prices.

Changes in the judgements used in determining the fair value of the royalty, stream and other interests on exploration and evaluation properties could impact the impairment or impairment reversal analysis.

Impairment of development and producing royalty, stream and other interests and goodwill

Assessment of impairment and reversal of impairment of development and producing royalty, stream and other interests and goodwill requires the use of judgements when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment or impairment reversal test on the Company's development and producing royalty, stream and other interests or goodwill. Factors which could trigger an impairment or impairment reversal review include, but are not limited to, a significant market value decline; net assets higher than the market capitalization; a significant change in mineral reserves and resources; significant negative industry or economic trends; interruptions in production activities; significantly lower production than expected and a significant change in current or forecast commodity prices and interest rates.

Changes in the judgements used in determining the fair value of the producing royalty, stream and other interests or goodwill could impact the impairment or impairment reversal analysis.

Deferred income tax assets

Management continually evaluates the likelihood that it is probable that its deferred tax assets will be realized. This requires management to assess whether it is probable that sufficient taxable income will exist in the future to utilize these losses within the carry-forward period. By its nature, this assessment requires significant judgement.

Additional significant accounting estimates and judgements, applicable solely to the discontinued operations, are described in Note 31.